Credit Risk and Concentrations (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024
Successor [Member]
Concentration Risk [Line Items]
Cash	$ 300		$ 93
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	22.00%	27.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%	11.00%